                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-10223
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                             ING SENIOR INCOME FUND
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               (Exact name of registrant as specified in charter)

 7337 E. Doubletree Ranch Road, Scottsdale, AZ              85258
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         (Address of principal executive offices)          (Zip code)


                            Theresa K. Kelety, Esq.
                              ING Investments, LLC
                         7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258

                                With copies to:
                            Jeffrey S. Puretz, Esq.
                                  Dechert LLP
                              1775 I Street, N.W.
                              Washington, DC 20006
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                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (800) 992-0180
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Date of fiscal year end:    February 29
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Date of reporting period:   July 1, 2003 - June 30, 2004
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============================ ING SENIOR INCOME FUND ============================


DECISIONONE CORP.

Ticker:       DOCI           Security ID:  243457108
Meeting Date: SEP 29, 2003   Meeting Type: Annual
Record Date:  AUG 15, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Horold D. Copperman        For       For        Management
1.2   Elect Director George W. De Sola          For       For        Management
1.3   Elect Director John F.Hill                For       For        Management
1.4   Elect Director Joyce C. Johnson-Miller    For       For        Management
1.5   Elect Director Leonard M. Lodish          For       For        Management
1.6   Elect Director Timothy F. Price           For       For        Management
1.7   Elect Director Milton J. Walters          For       For        Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                      ING SENIOR INCOME FUND
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By (Signature and Title)                /s/ James M. Hennessy
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                                President and Chief Executive Officer

Date                              August 30, 2004
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